Appendix 1 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 563,291,290	$ 875,213,699	$ 309,975,140	$ 332,036,013
Other current financial assets	67,736,634	3,530,216
Other current non-financial assets	100,497,325	192,640,352
Trade and other receivables, current	1,449,294,549	1,509,513,355
Current accounts receivable from related parties	50,274,125	256,268,604
Inventories	58,761,879	77,916,093
Current tax assets	81,115,457	120,558,367
Non-current assets or disposal groups held for sale		28,601,633
TOTAL CURRENT ASSETS	2,370,971,259	3,064,242,319
Other non-current financial assets	11,602,385	59,827,640
Other non-current non-financial assets	238,393,864	78,276,341
Trade and other non-current receivables	903,678,141	691,147,645
Investments accounted for using the equity method	25,353,785	17,752,778	9,923,933
Intangible assets other than goodwill	195,009,500	191,441,263	191,221,555
Goodwill	884,464,658	883,613,429	921,078,198
Property, plant and equipment	6,850,184,820	6,572,353,994	6,110,688,761
Investment property	7,340,561	7,348,262	7,539,005
Right-of-use asset	269,052,555	233,698,432
Deferred tax assets	77,669,508	65,877,629
TOTAL NON-CURRENT ASSETS	9,462,749,777	8,801,337,413
TOTAL ASSETS	11,833,721,036	11,865,579,732
Other current financial liabilities	615,014,915	68,519,783
Current lease liabilities	24,138,193	19,020,636
Trade and other payables, current	1,464,491,965	1,743,892,909
Current accounts payable to related parties	462,578,466	946,498,574
Other current provisions	25,152,710	22,902,006
Current tax liabilities	160,107,212	334,336,370
Other current non-financial liabilities	42,434,883	33,321,602
TOTAL CURRENT LIABILITIES	2,793,918,344	3,168,491,880
Other non-current financial liabilities	1,904,512,941	2,183,803,256
Non-current lease liabilities	243,924,027	216,664,919
Trade and other payables non-current	595,534,857	308,308,862
Non-Current accounts payable to related parties	1,034,791,219	1,147,096,713
Other long-term provisions	211,600,686	189,470,243
Deferred tax liabilities	172,512,663	199,016,494
Non-current provisions for employee benefits	62,820,044	62,699,415	$ 58,951,586
Other non-current non-financial liabilities	53,219,983	1,088,647
TOTAL NON-CURRENT LIABILITIES	4,278,916,420	4,308,148,549
TOTAL LIABILITIES	7,072,834,764	7,476,640,429
Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	35,935	32,892
Other current non-financial assets	3,055,257	3,065,209
Trade and other receivables, current	5,357,143	4,374,199
Inventories	627,574	136,717
TOTAL CURRENT ASSETS	9,075,909	7,609,017
Other non-current financial assets	1,838,328	1,458,904
Other non-current non-financial assets	79,460	70,036
Trade and other non-current receivables	30,745,450	20,988,425
Right-of-use asset	217,535,040	208,921,326
TOTAL NON-CURRENT ASSETS	250,198,278	231,438,691
TOTAL ASSETS	259,274,187	239,047,708
Other current financial liabilities	42,031,748	40,274,963
Current lease liabilities	22,149,396	11,041,842
Trade and other payables, current	9,300,520	27,565,082
TOTAL CURRENT LIABILITIES	73,481,664	78,881,887
Other non-current financial liabilities	196,122,880	225,557,282
Non-current lease liabilities	236,309,986	208,182,319
TOTAL NON-CURRENT LIABILITIES	432,432,866	433,739,601
TOTAL LIABILITIES	505,914,530	512,621,488
Foreign Currency Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	449,278,983	745,956,809
Other current financial assets	57,180,139	2,856,333
Other current non-financial assets	69,227,975	161,803,844
Trade and other receivables, current	1,244,013,158	1,463,980,203
Current accounts receivable from related parties	5,340,093	3,741,016
Inventories	12,759,347	65,749,377
Current tax assets	73,779,644	112,755,098
Non-current assets or disposal groups held for sale		28,333,006
TOTAL CURRENT ASSETS	1,911,579,339	2,585,175,686
Other non-current financial assets	9,764,057	58,368,736
Other non-current non-financial assets	238,284,871	78,178,092
Trade and other non-current receivables	353,276,892	114,670,586
Investments accounted for using the equity method	25,294,926	4,960,303
Intangible assets other than goodwill	112,207,320	109,744,724
Goodwill	849,345,650	849,345,650
Property, plant and equipment	3,437,454,240	3,212,229,418
Investment property	7,340,561	7,348,262
Right-of-use asset	32,890,521	17,988,526
Deferred tax assets	54,989,051	42,524,495
TOTAL NON-CURRENT ASSETS	5,120,848,089	4,495,358,792
TOTAL ASSETS	7,032,427,428	7,080,534,478
Other current financial liabilities	164	83
Current lease liabilities	99,718	100,658
Trade and other payables, current	1,105,027,430	1,336,917,391
Current accounts payable to related parties	6,712,011	234,496,436
Other current provisions	25,105,457	22,760,982
Current tax liabilities	155,757,190	327,612,098
Other current non-financial liabilities	33,056,546	28,318,088
TOTAL CURRENT LIABILITIES	1,325,758,516	1,950,205,736
Non-current lease liabilities	968,197	996,108
Trade and other payables non-current	292,062,875	27,660
Other long-term provisions	176,624,539	164,276,876
Deferred tax liabilities	31,195,552	36,601,749
Non-current provisions for employee benefits	61,930,822	62,699,415
Other non-current non-financial liabilities	53,219,983	1,088,647
TOTAL NON-CURRENT LIABILITIES	616,001,968	265,690,455
TOTAL LIABILITIES	1,941,760,484	2,215,896,191
Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	113,862,934	128,804,370
Other current financial assets	10,537,499	657,001
Other current non-financial assets	27,260,077	26,263,120
Trade and other receivables, current	199,870,569	41,156,861
Current accounts receivable from related parties	32,373,527	20,048,882
Inventories	40,218,695	9,292,286
Current tax assets	7,333,950	7,803,269
Non-current assets or disposal groups held for sale		268,627
TOTAL CURRENT ASSETS	431,457,251	234,294,416
Other non-current non-financial assets	29,533	28,213
Trade and other non-current receivables	519,655,799	554,563,222
Investments accounted for using the equity method	58,859	12,404,147
Intangible assets other than goodwill	82,682,099	81,674,736
Goodwill	35,119,008	34,267,779
Property, plant and equipment	3,400,624,560	3,345,829,232
Right-of-use asset	11,875,392
Deferred tax assets	22,680,457	23,353,134
TOTAL NON-CURRENT ASSETS	4,072,725,707	4,052,120,463
TOTAL ASSETS	4,504,182,958	4,286,414,879
Other current financial liabilities	572,983,003	28,244,737
Current lease liabilities	357,191	6,429,038
Trade and other payables, current	339,850,625	371,476,401
Current accounts payable to related parties	161,400,415	448,393,609
Other current provisions	15,663
Current tax liabilities	4,350,022	6,724,272
Other current non-financial liabilities	7,903,913	4,499,888
TOTAL CURRENT LIABILITIES	1,086,860,832	865,767,945
Other non-current financial liabilities	1,708,390,061	1,958,245,974
Non-current lease liabilities	1,115,232	1,027,260
Trade and other payables non-current	303,471,982	308,281,202
Non-Current accounts payable to related parties	1,034,791,219	1,147,096,713
Other long-term provisions	34,976,147	25,193,367
Deferred tax liabilities	141,317,111	162,414,745
Non-current provisions for employee benefits	889,222
TOTAL NON-CURRENT LIABILITIES	3,224,950,974	3,602,259,261
TOTAL LIABILITIES	4,311,811,806	4,468,027,206
Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	102,479	176,894
Other current financial assets	18,996	16,882
Other current non-financial assets	593,326	502,775
Trade and other receivables, current	53,679	2,092
Current accounts receivable from related parties	12,560,505	232,478,706
Inventories	5,009,744	2,737,713
TOTAL CURRENT ASSETS	18,338,729	235,915,062
Right-of-use asset	6,751,602	6,788,580
TOTAL NON-CURRENT ASSETS	6,751,602	6,788,580
TOTAL ASSETS	25,090,331	242,703,642
Current lease liabilities	1,531,888	1,449,098
Trade and other payables, current	10,075,306	7,596,123
Current accounts payable to related parties	294,455,151	263,608,529
Other current non-financial liabilities	1,466,297	486,941
TOTAL CURRENT LIABILITIES	307,528,642	273,140,691
Non-current lease liabilities	5,530,612	6,459,232
TOTAL NON-CURRENT LIABILITIES	5,530,612	6,459,232
TOTAL LIABILITIES	313,059,254	279,599,923
Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	10,959	242,734
Other current non-financial assets	360,690	1,005,404
Inventories	146,519
Current tax assets	1,863
TOTAL CURRENT ASSETS	520,031	1,248,138
Trade and other non-current receivables		925,412
Investments accounted for using the equity method		388,328
Intangible assets other than goodwill	120,081	21,803
Property, plant and equipment	12,106,020	14,295,344
TOTAL NON-CURRENT ASSETS	12,226,101	15,630,887
TOTAL ASSETS	12,746,132	16,879,025
Trade and other payables, current	238,084	324,415
Other current provisions	31,590	141,024
Other current non-financial liabilities	8,127	16,685
TOTAL CURRENT LIABILITIES	277,801	482,124
TOTAL LIABILITIES	277,801	482,124
Foreign Currency Other Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other payables, current		13,497
TOTAL CURRENT LIABILITIES		13,497
TOTAL LIABILITIES		$ 13,497
Foreign Currency Brazilian Real [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties	10,889
TOTAL CURRENT LIABILITIES	10,889
TOTAL LIABILITIES	$ 10,889